Significant Related Party Transactions (Details) - Schedule of Transactions Between Related Parties	6 Months Ended
	Jun. 30, 2023 MYR (RM)	Jun. 30, 2023 USD ($)	Dec. 31, 2022 MYR (RM)	Jun. 30, 2022 MYR (RM)
Significant Related Party Transactions (Details) - Schedule of Transactions Between Related Parties [Line Items]
Balance with related parties	RM 117,757	$ 25,227	RM 1,305,724
Amount due to related parties	2,017,705	432,251	3,586,646
Total amount due from related parties	117,757	25,227	RM 1,312,724
V Invesco Sdn Bhd One [Member]
Significant Related Party Transactions (Details) - Schedule of Transactions Between Related Parties [Line Items]
Transactions with related parties	(10,000)	(2,142)		RM (202,574)
Relationship			Common shareholder
Nature			Non-trade nature
Description			Advances paid by V Invesco Sdn Bhd
V Invesco Sdn Bhd One [Member] | Trade receivables [member]
Significant Related Party Transactions (Details) - Schedule of Transactions Between Related Parties [Line Items]
Balance with related parties	55,500	11,890	RM 1,305,724
V Invesco Sdn Bhd One [Member] | Non Trade Payables [Member]
Significant Related Party Transactions (Details) - Schedule of Transactions Between Related Parties [Line Items]
Balance with related parties	10,000	2,142	RM 202,574
V Capital Sdn Bhd One [Member]
Significant Related Party Transactions (Details) - Schedule of Transactions Between Related Parties [Line Items]
Transactions with related parties	62,257	13,337
Relationship			Common shareholder
Nature			Trade nature
Description			Purchase of services
V Capital Sdn Bhd One [Member] | Trade Payables [Member]
Significant Related Party Transactions (Details) - Schedule of Transactions Between Related Parties [Line Items]
Balance with related parties	62,257	13,337
V Capital Sdn Bhd One [Member] | Non Trade Payables [Member]
Significant Related Party Transactions (Details) - Schedule of Transactions Between Related Parties [Line Items]
Balance with related parties	327,307	70,119	1,845,275
Elmu E Sdn Bhd [Member] | Non Trade Receivables [Member]
Significant Related Party Transactions (Details) - Schedule of Transactions Between Related Parties [Line Items]
Balance with related parties			3,000
Biosecure Integrators Sdn Bhd [Member] | Non Trade Receivables [Member]
Significant Related Party Transactions (Details) - Schedule of Transactions Between Related Parties [Line Items]
Balance with related parties			4,000
Hoo Voon Him One [Member] | Non Trade Payables [Member]
Significant Related Party Transactions (Details) - Schedule of Transactions Between Related Parties [Line Items]
Balance with related parties	1,152,464	246,891	966,797
Vincent Hong [Member] | Non Trade Payables [Member]
Significant Related Party Transactions (Details) - Schedule of Transactions Between Related Parties [Line Items]
Balance with related parties	466,783	99,999
Noraini [Member] | Non Trade Payables [Member]
Significant Related Party Transactions (Details) - Schedule of Transactions Between Related Parties [Line Items]
Balance with related parties			RM 472,000
V consortium Sdn Bhd [Member]
Significant Related Party Transactions (Details) - Schedule of Transactions Between Related Parties [Line Items]
Transactions with related parties	(56,058)	(12,009)
Relationship			Common shareholder
Nature			Non-trade nature
Description			Advances paid by V Consortium Sdn Bhd
V consortium Sdn Bhd [Member] | Non Trade Payables [Member]
Significant Related Party Transactions (Details) - Schedule of Transactions Between Related Parties [Line Items]
Balance with related parties	56,058	12,009	RM 100,000
V Invesco Fund (L) Limited [Member] | Non Trade Receivables [Member]
Significant Related Party Transactions (Details) - Schedule of Transactions Between Related Parties [Line Items]
Balance with related parties	5,093	1,091
Transactions with related parties	(5,093)	(1,091)
Relationship			Common shareholder
Nature			Non-trade nature
Description			Advances paid by V Invesco Fund (L) Limited
V Capital Sdn Bhd Two [Member]
Significant Related Party Transactions (Details) - Schedule of Transactions Between Related Parties [Line Items]
Transactions with related parties	55,500	11,890
Relationship			Common shareholder
Nature			Trade nature
Description			Purchase of services
V Capital Sdn Bhd Three [Member]
Significant Related Party Transactions (Details) - Schedule of Transactions Between Related Parties [Line Items]
Transactions with related parties	(327,307)	(70,119)		(1,845,275)
Relationship			Common shareholder
Nature			Non-trade nature
Description			Advances paid by V Capital Sdn Bhd
V Invesco Sdn Bhd Two [Member]
Significant Related Party Transactions (Details) - Schedule of Transactions Between Related Parties [Line Items]
Transactions with related parties				1,304,478
Relationship			Common shareholder
Nature			Trade nature
Description			Sale of services
Hoo Voon Him Two [Member]
Significant Related Party Transactions (Details) - Schedule of Transactions Between Related Parties [Line Items]
Transactions with related parties	(1,152,464)	(246,891)		(966,797)
Relationship			Director
Nature			Non-trade nature
Description			Advance receipt from Director
Treasure Global Inc Two [Member]
Significant Related Party Transactions (Details) - Schedule of Transactions Between Related Parties [Line Items]
Transactions with related parties	RM (466,783)	$ (99,999)
Relationship			Director
Nature			Non-trade nature
Description			Advance receipt from Director